Income Taxes	12 Months Ended
Aug. 31, 2020
Income Taxes [Abstract]
Income Taxes

25. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax liability consists of the following:

	2020	2019
	$	$
Deferred tax assets	1	4
Deferred tax liabilities	(1,968)	(1,875)
Net deferred tax liability	(1,967)	(1,871)

Significant changes recognized to deferred income tax assets (liabilities) are as follows:

	Property,plant andequipmentandsoftwareassets	Broadcastrights,licences,customerrelationships,trademarkand brands	Partnershipincome	Non-capitallosscarry-forwards	Accruedcharges	Total
	$	$	$	$	$	$
Balance at August 31, 2018	(287)	(1,733)	29	68	43	(1,880)
Recognized in statement of income	(12)	107	(61)	25	(63)	(4)
Recognized in other comprehensive income	-	-	-	-	13	13
Balance at August 31, 2019	(299)	(1,626)	(32)	93	(7)	(1,871)
Recognized in statement of income	(51)	(10)	21	13	(32)	(59)
Effect of IFRS 16 adoption (note 2)	(4)	-	-	-	4	-
Effect of IFRIC 23 adoption (note 2)	(40)	2	-	-	-	(38)
Recognized in other comprehensive income	-	-	-	-	1	1
Balance at August 31, 2020	(394)	(1,634)	(11)	106	(34)	(1,967)

The Company has capital loss carryforwards of approximately $46 for which no deferred income tax asset has been recognized in the accounts. These capital losses can be carried forward indefinitely.

The Company has non-capital loss carryforwards of approximately $301 for which no deferred income tax asset has been recognized in the accounts. The balance expires in varying annual amounts from 2034 to 2036.

The Company has taxable temporary differences associated with its investment in its subsidiaries. No deferred tax liabilities have been provided with respect to such temporary differences as the Company is able to control the timing of the reversal and such reversal is not probable in the foreseeable future.

The income tax expense differs from the amount computed by applying the statutory rates to income before income taxes for the following reasons:

	2020	2019
Current statutory income tax rate	26.3%	26.8%
Income tax expense at current statutory rates	228	228
Net increase (decrease) in taxes resulting from:
Effect of tax rate change	-	(102)
Recognition of previously unrecognized tax losses	(22)	(5)
Equity (income) loss of an associate not recognized	-	(12)
Other	(27)	9
Income tax expense	179	118

The statutory income tax rate for the Company decreased from 26.8% in 2019 to 26.3% in 2020 as a result of provincial tax rate changes.

The components of income tax expense are as follows:

	2020	2019
	$	$
Current income tax expense	120	114
Deferred tax expense related to temporary differences	81	111
Deferred tax recovery from the recognition of previously unrecognized tax losses	(22)	(5)
Deferred tax recovery from tax rate change	-	(102)
Income tax expense	179	118